UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Intermediate Corporate - 28.45%
100,000	Bank of America Corp., 4.500%, 04/01/2015	$ 104,925
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	31,447
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	31,125
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	55,693
30,000	Hartford Financial Services Group, Inc., 4.000%, 03/30/2015	30,694
100,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	104,785
100,000	Merrill Lynch, 6.050%, 05/16/2016	106,439
2,500	Pimco Corporate Opportunity Fund	43,900
30,000	Sunoco, Inc., 5.750%, 01/15/2017	31,567
200,000	United Health Group, 4.750%, 02/10/2014	217,000
		757,575
Intermediate US Government/Government Agency - 29.45%
50,000	FFCB, 1.980%, 11/24/2015	50,050
50,000	FFCB, 2.050%, 12/21/2015	49,957
100,000	FHLB, 2.200%, 9/10/2013 *	100,327
100,000	FHLB Call/Step, 1.000%, 09/23/2015 **	99,800
150,000	FHLMC, 1.500%, 06/15/2015	151,391
100,000	FHLMC, 2.000%, 03/15/2015 **	100,773
50,000	FNMA, 2.250%, 03/28/2016	50,157
10,000	FNMA, 2.625%, 11/20/2014	105,429
700	iShares Lehman Tips Bond	76,342
		784,226
Long Term US Government/Government Agency - 3.81%
100,000	FHLMC, 2.000%, 07/27/2022	101,551

Short Term Corporate - 26.91%
200,000	Alcoa, Inc., 5.375%, 01/15/2013	212,641
50,000	Bank of America Corp., 4.375%, 12/01/2010	50,299
100,000	Capital One, 5.700%, 09/15/2011	104,222
100,000	Goldman Sachs Group, Inc., 5.700%, 09/01/2012	107,635
50,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	52,638
100,000	Merrill Lynch, 5.770%, 07/25/2011 MTN	104,057
50,000	Philip Morris Intl., 4.875%, 05/16/2013	54,890
30,000	Regions Financial Corp., 4.875%, 04/26/2013	30,365
		716,747
Short Term US Government/Government Agency - 9.59%
50,000	FHLB, 2.250%, 06/02/2014	50,585
100,000	FHLMC, 4.375%, 11/09/2011	104,333
100,000	FNMA, 1.375%, 07/19/2013	100,508
		255,426

TOTAL FOR SECURITIES (Cost $2,529,594) - 98.21%		$ 2,615,525

SHORT TERM INVESTMENTS - 1.08%
28,730	Federated Prime Obligation Fund-Institutional Shares 0.21% ** (Cost $28,730)	28,730

TOTAL INVESTMENTS (Cost $2,558,324) - 99.29%		$ 2,644,255

OTHER ASSETS LESS LIABILITIES - 0.71%		18,810

NET ASSETS - 100.00%		$ 2,663,065

* Callable bond in the year 2010.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,558,324 amounted to $85,929, which consisted of aggregate gross unrealized appreciation of $86,950 and aggregate gross unrealized depreciation of $1,021.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	120,242	$0	$0	$120,242
Convertible Bonds	$0	$ 2,495,283	$0	$2,495,283
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$28,730	$0	$0	$28,730
Total	$148,972	$2,495,283	$0	$2,644,255

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Short Term Corporate CD - 6.08%
380	Capmark Bank, 5.000%, 07/02/2031	$ 41,374
300	Darby Bank Tr Vidalia, 3.000%, 05/04/2012	30,772
300	Morgan Stanley, 4.250%, 12/16/2013	32,114
		104,260
Short Term Corporate - 64.28%
100,000	Alcoa, Inc., 5.375%, 01/15/2013	106,320
140,000	American Express Travel, 5.250%, 11/21/2011	145,806
50,000	Capital One, 5.700 09/15/2011	52,111
100,000	Citigroup, Inc., 5.500%, 04/11/2013	107,284
100,000	Daimler Finance NA, LLC., 7.300%, 01/15/2012	107,546
150,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	157,914
50,000	Kraft Foods, Inc., 6.000%, 02/11/2013	55,530
100,000	Merrill Lynch, 6.050%, 08/15/2012	107,331
100,000	Southwest Airlines Co., 6.500%, 03/01/2012	105,951
100,000	Viacom, Inc., 6.625%, 05/15/2011	103,429
50,000	Xerox Corp., 6.875%, 08/15/2011	52,483
		1,101,705
Short Term US Government/Government Agency - 26.35%
30,000	FHLMC, 1.150%, 09/03/2013	30,040
35,000	FHLMC, 1.500%, 07/12/2013	35,192
10,000	FHLMC, 2.000%, 05/08/2013	10,050
100,000	FNMA, 1.375%, 07/19/2013	100,508
100,000	FNMA, 2.000%, 01/30/2012	101,968
22,000	FNMA, 2.000%, 05/10/2013 *	22,032
1,800	iShares Lehman 1-3 Year Treasury Bond	151,866
		451,656

TOTAL FOR SECURITIES (Cost $1,635,192) - 96.72%		$ 1,657,621

SHORT TERM INVESTMENTS - 8.63%
147,991	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $147,911)	147,911

TOTAL INVESTMENTS (Cost $1,783,103) - 105.35%		1,805,532

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.35%)		(91,744)

NET ASSETS - 100.00%		$ 1,713,788

* Callable bond in the year 2010.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,783,103 amounted to $22,429, which consisted of aggregate gross unrealized appreciation of $26,114 and aggregate gross unrealized depreciation of $3,685.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$151,866	$0	$0	$151,866
Convertible Bonds	$0	$1,505,755	$0	$1,505,755
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$147,911	$0	$0	$147,911
Total	$299,777	$1,505,755	$0	$1,805,532

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Alternative Categories - 0.69%
200	BP Prudhoe Bay Royality Trust	$ 20,670

Global - 0.85%
100	iShares S&P Global Energy	3,386
400	iShares S&P Global Technology Sector Fund	22,224
		25,610
Larger Company Stocks - 91.98%
200	3M Co.	17,342
9,972	American Fundamental Investors Fund Class-F	333,960
150	Alpha Natural Resources, Inc. *	6,173
300	Anadarko Petroleum Corp.	17,115
150	Babcock & Wilcox Co. *	3,192
400	Bristol Myers Squibb Co.	10,844
18,744	Brown Advisory Growth Equity Instl	214,620
3,756	Calamos Growth Fund Class-A	178,239
800	Corning, Inc.	14,624
200	Costco Wholesale Corp.	12,898
1,000	EMC Corp. *	20,310
6,055	Fairholme Funds	198,365
300	Flir Systems, Inc. *	7,710
200	Flowserv Corp.	21,884
12,575	Franklin Rising Dividends Fund Class-A	388,812
4,652	Heartland Select Value	120,156
300	Heinz H J Co.	14,211
400	Home Depot, Inc.	12,672
300	International Business Machines Corp.	40,242
900	Internet HOLDR's Trust	57,303
200	iShares DJ US Healthcare Sector Index *	12,652
600	iShares DJ US Medical Devices Index *	32,328
1,900	iShares Russell Midcap Growth Index Fund *	94,658
1,900	iShares S&P 500 Index *	217,531
600	iShares S&P North American Natural Resources *	20,844
300	Jacobs Engineering Group, Inc. *	11,610
200	Johnson & Johnson	12,392
200	Kimberly Clark Corp.	13,010
4,857	Mairs & Power Growth Fund	324,562
300	McDermott International Panama *	4,434
200	McDonalds Corp.	14,902
100	Nothern Trust Corp.	4,824
600	PPL Corp.	16,338
700	Southern Co.	26,068
2,239	Tocqueville Fund	46,850
100	Walgreen Corp.	3,350
200	Waters Corp. *	14,156
12,666	Yacktman Funds	203,040
		2,764,221

TOTAL FOR SECURITIES (Cost $2,410,025) - 93.52%		$ 2,810,501

SHORT TERM INVESTMENTS - 6.49%
195,136	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $195,136)	195,136

TOTAL INVESTMENTS (Cost $2,605,161) - 100.02%		3,005,637

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(461)

NET ASSETS - 100.00%		$ 3,005,176

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,605,161 amounted to $400,476, which consisted of aggregate gross unrealized appreciation of $447,725 and aggregate gross unrealized depreciation of $47,249.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$555,591	$0	$0	$555,591
Exchange Traded Funds	$460,926	$0	$0	$460,926
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,793,984	$0	$0	$1,793,984
Cash Equivalents	$195,136	$0	$0	$195,136
Total	$3,005,637	$0	$0	$3,005,637

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Alternative Categories - 0.59%
400	Market Vectors Enviromental Services	$ 18,287

Larger Company Stocks - 0.26%
100	Walter Energy, Inc.	8,129

Smaller Company Stocks - 86.76%
300	Chemical Financial Corp.	6,192
10,151	Columbia Acorn Fund Class-Z	275,187
500	Eastgroup Properties, Inc.	18,690
11,613	Franklin Microcap Value Fund	333,631
300	ICU Medical, Inc. *	11,187
2,000	Inventure Foods, Inc. *	7,560
200	iShares Russell 2000 Index Fund	13,500
2,000	iShares Russell 2000 Value Index Fund	123,980
700	iShares Russell Microcap Index	29,400
8,387	Keeley Small Cap Value Fund Class-A	177,547
200	Koppers Holdings, Inc.	5,374
500	Nalco Holding Co.	12,605
300	NVE Corp. *	12,909
100	Papa Johns International, Inc. *	2,635
400	Pool Corp.	8,028
300	Powell Industries, Inc. *	9,336
1,000	Powershares Lux Nanotech *	9,140
1,700	Powershares Wilderhill Clean Energy *	16,796
300	Quality Systems, Inc.	19,893
19,678	Royce Microcap Investment Fund	299,505
16,898	Royce Opportunity Fund *	171,174
8,826	Satuit Capital Microcap Fund Class-A *	237,936
200	Shaw Group, Inc. *	6,712
200	Steve Madden Ltd. *	8,212
100	Sunoco Logistics Partners L.P.	7,865
100	Terra Nitrogen Co., L.P.	9,067
1,600	Textainer Group Holding Ltd.	42,784
15,083	The Aberdeen Small Cap Fund Class-A *	200,146
80,802	Wasatch Smallcap Value Fund *	248,869
200	Watsco, Inc.	11,136
300	Web MD Health Corp. *	14,961
12,581	William Blair Value Discovery Fund I	153,359
3,200	WisdomTree Smallcap Dividend Fund	135,616
700	WisdomTree Midcap Earnings Fund	33,362
		2,674,294

TOTAL FOR SECURITIES (Cost $2,630,516) - 87.62%		$ 2,700,710

SHORT TERM INVESTMENTS - 12.40%
382,226	Federated Prime Obligations Fund-Institutional Shares 0.21% ** (Cost $382,226)	382,226

TOTAL INVESTMENTS (Cost $3,012,742) - 100.02%		3,082,936

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(660)

NET ASSETS - 100.00%		$ 3,082,276

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,012,742 amounted to $49,127, which consisted of aggregate gross unrealized appreciation of
$362,956 and aggregate gross unrealized depreciation of $313,829.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$223,275	$0	$0	$223,275
Exchange Traded Funds	$244,465	$0	$0	$244,465
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,232,970	$0	$0	$2,232,970
Cash Equivalents	$382,226	$0	$0	$382,226
Total	$3,082,936	$0	$0	$3,082,936

	Staar International Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Developing Markets - 17.80%
1,100	Builders Emerging Markets 50 ADR Index	$ 49,555
551	Eaton Vance Greater India Fund Class-A	15,482
500	First Trust ISE Chindia Index	12,435
400	iShares MSCI Brazil Index	30,779
300	iShares MSCI Chile Investable Market Index	22,206
1,500	iShares MSCI Malaysia Index Fund	20,610
200	iShares MSCI Turkey Investable Markets	14,006
450	SPDR S&P Emerging Asia Pacific Fund	37,341
14,109	Templeton Developing Markets Fund Class-A	337,759
		540,173
International - 72.16%
400	Accenture Plc	16,996
10,548	American Europacific Growth Fund Class-F-1	416,548
200	American Movil S.A.B. ADR	10,666
200	Diageo Plc ADR	13,802
7,777	Harbor International Institutional Fund Class-C	440,639
1,200	iShares MSCI Australia Index Fund	28,488
500	iShares MSCI Austria Index Fund	9,853
1,600	iShares MSCI Belgium Index Fund	21,248
2,000	iShares MSCI Eafe Index	109,840
2,200	iShares MSCI Taiwan Index	29,810
550	iShares S&P Latin American 40 Index Fund	27,797
4,301	Marsico International Opportunities Fund	54,068
10,118	Putnam International Capital Opportunity Fund	321,538
11,318	Saturna Sextant International Institutional Fund	171,008
400	Ship Finance Intl. Ltd.	7,772
1,000	Siliconware Pricision Industries Co.	5,420
400	Tata Motors Ltd. ADR	10,204
46,451	Templeton Foreign Fund Class-A	306,115
200	Teva Pharmaceutical Industries Ltd.	10,550
13,916	The Aberdeen Intl. Equity Fund Instl SV	177,009
		2,189,371

TOTAL FOR SECURITIES (Cost $1,658,862) - 89.96%		$ 2,729,544

SHORT TERM INVESTMENTS - 10.08%
305,747	Federated Prime Obligations Fund-Instituitional Shares 0.21% ** (Cost $305,747)	305,747

TOTAL INVESTMENTS (Cost $1,964,609) - 100.03%		3,035,291

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(1,041)

NET ASSETS - 100.00%		$ 3,034,250

** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,964,609 amounted to $711,865, which consisted of aggregate gross unrealized appreciation of
$811,419 and aggregate gross unrealized depreciation of $99,554.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$75,410	$0	$0	$75,410
Exchange Traded Funds	$413,968	$0	$0	$413,968
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,240,166	$0	$0	$2,240,166
Cash Equivalents	$305,747	$0	$0	$305,747
Total	$3,035,291	$0	$0	$3,035,291

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

Alternative Categories - 20.61%
200	BP Prudhoe Bay Royality Trust	$ 20,670
1,000	First Trust-Ise Revere Natural Gas	16,420
5,841	Franklin Natural Resources Fund Class-A	193,205
200	iShares Dow Jones US Real Estate	10,576
200	iShares Nasdaq Biotechnology	17,248
700	iShares Silver Trust *	14,917
11,609	Live Oak Health Sciences Fund	143,723
500	Market Vectors-Enviornmental Services	22,859
400	SPDR Dow Jones Wilshire REIT Fund	22,936
1,137	Vanguard Health Care Fund	137,768
		600,322
Developing Markets - 6.58%
1,500	Bldrs Emerging Markets 50 ADR Index	67,575
534	Eaton Vance Greater India Fund Class-A	14,992
500	First Trust-Ise Chindia Index	12,435
200	iShares MSCI Brazil Index	15,390
200	iShares MSCI Chile Investable Market Index	14,804
800	SPDR S&P Emerging Asia Pacific Fund	66,384
		191,580
Global - 12.70%
1,179	American SmallCap World Fund Class-F	41,876
8,372	Franklin Mutual Discovery Fund Class-A	236,015
100	iShares S&P Global Energy	3,386
100	iShares S&P Global Healthcare Index Fund	5,065
500	iShares S&P Global Infrastructure	17,080
700	iShares S&P Global Technology Sector Fund	38,892
800	Market Vectors-Nuclear Energy ETF	16,904
600	Powershares Global Water Portfolio	10,770
		369,988
International - 8.84%
300	Accenture Plc	12,747
200	American Movil S.A.B. ADR	10,666
300	Diageo Plc ADR	20,703
1,500	iShares MSCI Australia Index Fund	35,610
200	iShares MSCI EAFE Index Fund	10,984
700	iShares MSCI Taiwan Index	9,485
250	iShares S&P Latin America 40 Index Fund	12,635
3,849	Ivy Pacific Opportunity Fund Class-A	61,045
3,774	Matthews Asian Growith & Income Fund	66,957
1,200	Siliconware Precision Industries Co.	6,504
400	Tata Motors Ltd. ADR	10,204
		257,540
Larger Company Stocks - 31.20%
300	Anadarko Petroleum Corp.	17,115
100	Babcock & Wilcox Co. *	2,128
400	Bristol Myers Squibb Co.	10,844
100	Costco Wholesale Corp.	6,449
900	EMC Corp. *	18,279
200	Flowserv Corp.	21,884
1,000	Internet HOLDR's Trust	63,670
300	iShares DJ US Basic Materials Sector	19,377
400	iShares DJ US Healthcare Sector Index	25,305
1,000	iShares DJ US Medical Devices Index	53,880
2,600	iShares Russell Midcap Growth Index Fund	129,532
1,200	iShares S&P 500 Index	137,388
300	iShares S&P North American Tech-Media Index	8,901
100	iShares S&P North American Natural Resources	3,474
200	Johnson & Johnson	12,392
200	Kimberly Clark Corp.	13,010
200	McDermott International Panama	2,956
200	McDonalds Corp.	14,902
1,586	Muhlenkamp Fund	79,340
5,898	Neuberger & Berman Focus Class-Advisor	51,905
900	Powershares Cleantech Portfolio	21,546
600	PPL Corp.	16,338
300	Southern Co.	11,172
2,198	Vanguard Energy Fund	126,464
300	Walgreen Corp.	10,050
200	Walter Energy, Inc.	16,258
200	Waters Corp. *	14,156
		908,715
Smaller Company Stocks - 6.61%
400	Eastgroup Properties, Inc.	14,952
400	ICU Medical, Inc. *	14,916
500	iShares Russell 2000 Index Fund	33,750
300	iShares Russell Microcap Index	12,600
300	NVE Corp. *	12,909
100	Papa Johns International, Inc. *	2,635
1,500	Powershares Lux Nanotech *	13,710
1,000	Powershares Wilderhill Clean Energy *	9,880
300	Quality Systems, Inc.	19,893
100	Terra Nitrogen Co., L.P.	9,067
1,000	Textainer Group Holding Ltd.	26,740
500	United Guardian, Inc.	7,135
300	Wisdomtree Midcap Earnings	14,298
		192,485

TOTAL FOR SECURITIES (Cost $2,099,904) - 86.55%		$ 2,520,630

SHORT TERM INVESTMENTS - 13.46%
392,005	Federated Prime Obligations Fund-Institutional Shares 0.21%** (Cost $392,005)	392,005

TOTAL INVESTMENTS (Cost $2,491,909) - 100.02%		$ 2,912,635

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(458)

NET ASSETS - 100.00%		$ 2,912,177

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,491,909 amounted to $420,675, which consisted of aggregate gross unrealized appreciation of $514,871 and aggregate gross unrealized depreciation of $94,196.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$377,674	$0	$0	$377,674
Exchange Traded Funds	989,666	$0	$0	$989,666
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,153,290	$0	$0	$1,153,290
Cash Equivalents	$392,005	$0	$0	$392,005
Total	$2,912,635	$0	$0	$2,912,635

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 11/23/2010

The STAAR Investment Trust

(Registrant)

Date 11/23/2010